Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Loss Contingencies [Line Items]
Capital commitments contracted	¥ 30,064	$ 4,299	¥ 10,184
Investment Commitment Amount	29,880	4,273	¥ 3,150
Capital contribution obligations current	20,880	2,986
Capital contribution obligations non current	¥ 9,000	$ 1,287